Provisions for Retirement Benefit Obligations - Principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for Retirement Benefit Obligations
Retirement age	65 years	65 years	65 years
Payroll taxes	41.41%	41.41%	41.41%
Salary growth rate	2.00%	2.00%	2.00%
Discount rate	1.00%	0.35%	0.70%
Threshold minimum maturity term for Eurozone AA rated corporate bonds	10 years